Share Capital and Reserves (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Share Capital and Reserves [Line Items]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued
The assumptions used in the Black-Scholes model during the years ended June 30, 2025 and 2024, are set forth in the table immediately below:

June 30, 2025
Exercise price	$4.14
Risk-free interest rate	4.28%
Volatility	125%
Expected life (years)	3.6
Dividend yield	$0%

June 30, 2024
Exercise price	7.40
Risk-free interest rate	3.95 – 4.30%
Volatility	116 – 203%
Expected life (years)	3.5 – 3.6
Dividend yield	$0%

Schedule of Warrant Activity
A summary of the Company’s warrant activity and related information for the periods covered were as follows:

	Number of Shares Under Warrants	Weighted Average Exercise Price
Balance as at July 1, 2025	4,541,210	$3.90
Warrants Granted	—	—
Exercised	(1,052,000)	—
Expired/Cancelled	—	—

Warrants Outstanding at March 31, 2026	3,489,210	54.67

Warrants Exercisable at March 31, 2026	3,489,210	54.67

A summary of the Company’s warrant activity and related information for the periods covered were as follows:

	Number of Shares Under Warrants	Weighted Average Exercise Price
Balance as at July 1, 2023	175,802	$107.40
Granted	648,904	12.80
Exercised	(279,538)	9.80
Expired/Cancelled	(888)	370.00

Balance as at June 30, 2024	544,280	21.20
Warrants Granted	4,031,630	1.28
Exercised	(34,700)	—
Expired/Cancelled	—	—

Warrants Outstanding at June 30, 2025	4,541,210	$3.90

Warrants Exercisable at June 30, 2025	4,541,210	$3.90

Warrant [Member]
Share Capital and Reserves [Line Items]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued
The assumptions used in the Black-Scholes model to value the new warrants issued during the years ended June 30, 2025 and 2024, are set forth in the table immediately below.

June 30, 2025
Exercise price	$2.44 – 3.20
Risk-free interest rate	3.68%
Volatility	142%
Expected life (years)	1.5
Dividend yield	$0%

June 30, 2024
Exercise price	$16.60 – 20.80
Risk-free interest rate	4.82%
Volatility	109 – 111%
Expected life (years)	5.0 – 5.5
Dividend yield	$0%
The assumptions used in the Black-Scholes model to value the modification of warrants issued during the year ended June 30, 2025 and 2024, are set forth in the table immediately below.

June 30, 2025
Exercise price	$2.44 – 16.60
Risk-free interest rate	3.68%
Volatility	133%
Expected life (years)	3.83
Dividend yield	$—%

June 30, 2024
Exercise price	$16.60 – 60.80
Risk-free interest rate	0.56 – 4.82%
Volatility	109 – 614%
Expected life (years)	0 – 6.8
Dividend yield	$0%